Capitalized Commission Assets (Details) - Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions [Abstract]
Opening balance	R 287,054	R 231,537
Additions	163,716	112,738
Amortization	(83,155)	(64,707)
Translation adjustments	6,906	7,486
Closing balance	R 374,521	R 287,054